Fees Summary	Jun. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,293,000.00
Previously Paid Amount	0.00
Total Fee Amount	454.76
Total Offset Amount	0.00
Net Fee	454.76
Narrative - Max Aggregate Offering Price	$ 3,293,000.00
Final Prospectus	true